ACQUISITIONS (Tables)	12 Months Ended
May 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF PRO-FORMA INFORMATION

The following presents the pro-forma combined results of operations of Innocap Inc. with ULHI as if the entities were combined on June 1, 2019 and show activity for the year ended May 31, 2020.

For the year ended May 31, 2020 (pro-forma)
Revenues	$115,148,267
Net income (loss)	$(2,126,697)
Net income (loss) per share - basic	$(0.21)
Weighted average number of shares outstanding	10,000,000

SCHEDULE OF PURCHASE PRICE CONSIDERATION

The price consideration is as follows:
Cash consideration	$1,994,000
Notes payable	6,706,439
Consulting service contract liability	848,010
Non-compete payable	481,211
Assumption of seller debt	200,000
Assumed long term liabilities	1,394,533
Rollover equity	613,693
Total purchase price consideration	$12,237,886

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition:

Assets:
Current assets	$16,571,270
Property and equipment	206,873
Security deposits	292,404
Other intangibles	8,752,000
Goodwill (1)	4,773,585
Total identified assets acquired	$30,596,132

Liabilities:
Current liabilities	$16,115,703
Consulting service contract liability	848,010
Long-term assumed liabilities	1,394,533
Total liabilities assumed	18,358,246

Total net assets assumed	$12,237,886

(1)	The goodwill acquired is primarily attributable to the workforce of the acquired business and significant synergies expected to arise after ULHI’s acquisition of UL US Entities. ULHI is assessing the amount of goodwill that will be deductible for income tax purposes. For the year ended May 31, 2021, the amount of goodwill deductible for income tax purposes was immaterial. The Company will continue to analyze the goodwill for deductibility over the 15-year life. See Note 4.

SCHEDULE OF OTHER INTANGIBLE ASSETS AND AMORTIZATION

Other intangible assets and their amortization periods are as follows:

	Cost Basis	Useful Life
Tradenames/trademarks	$806,000	10 years
Customer relationships – ATL	5,605,000	15 years
Customer relationships – BOS	310,000	12 years
Customer relationships – NYC	1,718,000	14 years
Non-compete agreements	313,000	3 years
	$8,752,000